Stockholders' Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity
18.	Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the six months ended March 31, 2015, the Company issued 3,169,538 shares of common stock of which 200,000 shares were issued for warrants exercised for which the Company received $50,000 in gross proceeds, issued 2,619,538 for which the Company received $1,000,000 in gross proceeds and 350,000 shares for which the Company received consulting services valued at $91,000.

During the six months ended March 31, 2014, The Company issued 401,500 shares of its common stock of which 301,500 shares were issued for warrants exercised for which the Company received $75,456 in gross proceeds and 100,000 shares were issued for the conversion of debt in the amount of $50,000.

Warrants

During the six months ended March 31, 2015, no warrants were granted, 200,000 warrants exercised to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.25, and 1,400,000 warrants expired.

During the three months ended March 31, 2014, three warrant holders exercised 301,500 warrants to purchase 301,500 shares of the Company common stock of which 300,000 warrants had an exercise price of $0.25 per share and 1,500 warrants had an exercise price of $0.304 per share.

Options

On November 10, 2014, the Company granted options to a newly appointed Director to purchase 250,000 of Company common stock at a purchase price of $0.303 per share that expires November 10, 2019. The 250,000 options were valued at $48,325 under the Binomial Option Model using a trading price of $0.29 per share, a risk free interest rate of 1.65%, and volatility of 102.66%. The options immediately vested and the $48,325 was fully charged to operations on the date of grant.

On November 21, 2014 the Company granted options to an Employee to purchase 150,000 of Company common stock at a purchase price of $0.2805 per share that expire on November 21, 2019. The 150,000 options were valued at $28,230 under the Binomial Option Model using a trading price of $0.26 per share, a risk free interest rate of 1.60%, and volatility of 100.62%. The options vest in increments of 50,000 shares over a three-year period and the $28,230 is charged to operations over the vesting period of the options.

On November 21, 2014 the Company granted options to an Employee to purchase 380,000 of Company common stock at a purchase price of $0.2805 per share expiring November 21, 2019. The 380,000 options were valued at $71,516 under the Binomial Option Model using a trading price of $0.26 per share, a risk free interest rate of 1.60%, and volatility of 100.62%. The options vest in increments of 126,667 shares over a three year period and the $71,516 is charged to operations over the vesting period of the options.

On December 15, 2014 the Company granted 21 employees options to purchase an aggregate of 435,000 shares of Company common stock at a purchase price of $0.25 per share expiring December 15, 2019. The 435,000 options were valued at $72,341 under the Binomial Option Model using a trading price of $0.23 per share, a risk free interest rate of 1.64%, and volatility of 100.54%. The options vest in increments of 145,000 shares over a three year period and the $72,341 is charged to operations over the vesting period of the options.

A summary of outstanding stock warrants and options is as follows:

		Weighted Average
	Number of Shares	Exercise Price

Outstanding – September 30, 2013	49,704,952	$.48
Granted	2,150,000	$.58
Exercised	(6,790,952)	$(.36)
Cancelled	(5,225,000)	$(.55)
Outstanding – September 30, 2014	39,839,000	$.47
Granted	1,215,000	$.27
Exercised	(200,000)	$(.25)
Cancelled	(7,450,000)	$(.36)
Outstanding - December 31, 2014	33,404.000	$.49

Of the 33,404,000 options and warrants outstanding, 31,939,000 are fully vested and currently available for exercise.

15. Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the year ended September 30, 2014, the Company issued a total of 13,897,457 shares of its common stock of which 2,026,500 shares were issued through the exercise of warrants for $213,456, 100,000 shares of its common stock were issued through the conversion of $50,000 of principal and accrued interest on convertible debt, 147,981 shares were issued in cashless exercises of 1,166,476 common stock options, 3,597,976 shares were issued on the exercise of 3,597,976 common stock options for which the Company received $1,687,457, 25,000 shares of common stock were issued as stock compensation and 8,000,000 shares of common stock were issued in conjunction with the acquisition of DoubleVision Networks Inc.

In October 2013, the Board of Directors authorized the Company to repurchase up to 20,000,000 shares of the Company’s common stock.  For the year ended September 30, 2014, the Company repurchased 389,060 shares at an aggregate cost of $201,461 and cancelled all of the repurchased shares. The Company reduced common stock by $389, being the par value equivalent of the 389,060 shares and additional paid-in capital by $201,072, being the remaining cost of the shares repurchased.

In September 2013, the Company increased the number of its authorized common shares to 300,000,000.

During the year ended September 30, 2013, the Company issued a total of 4,747,839 shares of its common stock of which 689,000 shares were issued through the exercise of warrants for $131.100, 2,104,000 shares of its common stock were issued through the conversion of $1,052,000 of principal and accrued interest on convertible debt, 498,791 shares were issued in cashless exercises of 1,590,000 common stock options, 956,048 shares were issued on the exercise of 956,048 common stock options, and 500,000 shares of common stock were issued for $245,000. The 956,048 common shares were issued through various exercises from employees, and a consultant from which the Company received $448,386.

Warrants

During the year ended September 30, 2014, four warrant holders exercised 2,026,500 warrants to purchase 2,026,500 shares of Company common stock of which 1,725,000 warrants had an exercise price of $0.08 per share, 300,000 warrants had an exercise price of $0.25 per share and 1,500 warrants had an exercise price of $0.304 per share.

Options

On October 10, 2013, the Company granted options to a Director to purchase 500,000 shares of the Company common stock at a purchase price of $0.609 per share expiring three years from date of grant. The 500,000 options were valued at $113,300 under a Binomial Option Model using a trading price of $0.54 per share, a risk free interest rate of 0.68%, and volatility of 81.67%. The options immediately vest and the $113,300 was fully charged to operations on the date of grant.

Effective with the Company’s former chief financial officer resignation on October 31, 2013, the Board authorized the vesting of 200,000 common stock options that he held and the remainder of his 225,000 unvested options was cancelled.

On October 31, 2013, the Company granted stock options to its Chief Financial Officer under its 2010 Stock Option Plan to purchase 750,000 shares of common stock at a strike price of $0.62, with the scheduled expiration date of the stock options to be November 1, 2018. The stock options vest annually in equal installments of 250,000 over a three year period commencing on November 1, 2014. The 750,000 options were valued at $287,925 under a Binomial Option Model using a trading price of $0.62 per share, a risk free interest rate of 1.31%, and volatility of 91.85%. The $287,295 will be charged to operations over the indicated vesting schedule.

On November 12, 2013, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.632 per share expiring five years from date of grant. The 200,000 options were valued at $68,160 under a Binomial Option Model using a trading price of $0.57 per share, a risk free interest rate of 1.47%, and volatility of 91.60%. The options immediately vest and the $68,160 was fully charged to operations on the date of grant.

On December 13, 2013, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.528 per share expiring five years from date of grant. The 200,000 options were valued at $69,840 under a Binomial Option Model using a trading price of $0.55 per share, a risk free interest rate of 1.55%, and volatility of 91.31%. The options immediately vest and the $69,840 was fully charged to operations on the date of grant.

On July 15, 2014, the Company appointed a new director and granted options to purchase 250,000 shares of the Company common stock at a purchase price of $0.38 per share expiring five years from date of grant. The 250,000 options were valued at $46,975 under a Binomial Option Model using a trading price of $0.37 per share, a risk free interest rate of 1.60%, and volatility of 111.02%. The options immediately vested, and the $46,975 was fully charged to operations on the date of grant.

On September 9, 2014, the Company appointed a new director and granted options to purchase 250,000 shares of the Company common stock at a purchase price of $0.382 per share expiring five years from date of grant. The 250,000 options were valued at $57,200 under a Binomial Option Model using a trading price of $0.42 per share, a risk free interest rate of 1.77%, and volatility of 105.96%. The options immediately vested, and the $57,200 was fully charged to operations on the date of grant.

During the year ended September 30, 2014, employees exercised 1,166,476 common stock options through various cashless exercises in exchange for the issuance of a total of 147,981 shares of the Company’s common stock. Also during the year ended September 30, 2014, the Company received $1,687,457 from employees and consultants through exercises of 3,597,976 options in exchange for 3,597,976 common shares.

During the year ended September 30, 2014, the Company recognized stock-based compensation expense totaling $2,094,970, of which $14,500 was recognized through the issuance of 25,000 common shares to the Company's Chief Financial Officer, $998,917 was recognized through the vesting of 6,266,334 common stock options, and $1,081,553 from the amortization of prepaid consulting fees compensated through the granting of 5,750,000 options. During the year ended September 30, 2013, the Company recognized stock-based compensation expense totaling $2,242,606, of which $1,349,809 was recognized through the vesting of 5,832,400 common stock options, $489,726 was recognized as additional compensation on the modification of 17,134,334 previously granted options, and $403,071 from the amortization of prepaid consulting fees compensated through the granting of 5,750,000 options.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595	$.75
Granted	25,520,414	$.43
Exercised	(3,235,048)	$(.41)
Cancelled	(27,907,009)	$(.93)
Outstanding – September 30, 2013	49,704,952	$.48
Granted	2,150,000	$.58
Exercised	(6,790,952)	$(.36)
Cancelled	(5,225,000)	$(.55)
Outstanding – September 30, 2014	39,839,000	$.47

Of the 39,839,000 options and warrants outstanding, 38,339,000 are fully vested and currently available for exercise.